Stock-Based Compensation (Tables)	8 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stock-Based Compensation [Abstract]
Schedule of Stock Option Activity	Predecessor’s Stock option activity for the period from December 31, 2023 through February 14, 2024 and the Company’s stock option activity for the period from February 14, 2024 through September 30, 2024, was as follows:
	Outstanding Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (in years)
Balance, December 31, 2023 (Predecessor)	782,499	$0.27	6.86
Options cancelled (Predecessor)	(782,499)	$0.27
Balance, February 14, 2024 (Predecessor)	-	$-	-

Balance, February 14, 2024 (Predecessor)	-	$-	-
Options granted (Successor)	5,039,721	$1.68
Options Cancelled (Successor)	(2,382,235)	$1.73
Balance, September 30, 2024 (Successor)	2,657,486	$1.63	9.51
Stock option activity for the years ended December 31, 2023 and 2022, was as follows:
	Outstanding Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (in years)
Balance, December 31, 2022	1,138,110	$0.29	8.18
Options exercised	(24,166)	$0.24
Options cancelled/forfeited/expired	(331,445)	$0.31
Balance, December 31, 2023	782,499	$0.27	6.86

Exercisable	651,663	$0.28	6.60

Schedule of Fair Value of Stock Options Granted	No options were granted in 2023, and the Company estimated the fair value of stock options granted during the year ended December 31, 2022, using Black-Scholes with the following weighted average assumptions:
2022
Risk-free interest rate	2.28%
Expected life (in years)	8.30
Expected dividend yield	0.0%
Estimated volatility	71.31%